Amount due from/to related parties (Tables)	6 Months Ended
Dec. 31, 2025
Amount Due Fromto Related Parties
Schedule of amount due from related party

The following table sets out the amounts owed to the Group by Rainforest Capital VCC.

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Amount due from shareholder	1,062,684	1,366,505	-

Amount due to related parties

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Amount due to related parties	78	100	-
Amount due to shareholder	690,306	887,664	1,450,305
	690,384	887,764	1,450,305